Related Party Disclosures - Transactions with related parties (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Integrated Micro‑Electronics, Inc.
Related party disclosures
Interest expense	€ 35,519
Sales to related parties	41,756	€ 1,158,000
Purchases from related parties	1,651,438	1,064,000
Kloepfel Corporate Finance GmbH
Related party disclosures
Purchases from related parties	1,238,452	144,221
Executive management, (Jürgen Eichner, CEO)
Related party disclosures
Purchases from related parties	5,640	5,000
Joselene Eichner, Wife of VIA Group CEO
Related party disclosures
Remuneration	€ 32,160	€ 40,673